Share-based payments - Summary of performance share plans (Details) - Performance share plans	12 Months Ended
	Dec. 31, 2025 shares £ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares £ / shares	Dec. 31, 2024 shares $ / shares
– Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	2,756,594	2,756,594	2,596,811	2,596,811
Number of non-vested shares, awarded (in shares)	1,837,822	1,837,822	1,077,110	1,077,110
Number of non-vested shares, forfeited (in shares)	(229,880)	(229,880)	(77,417)	(77,417)
Number of non-vested shares, failed performance conditions (in shares)	(395,425)	(395,425)	(38,101)	(38,101)
Number of non-vested shares, vested (in shares)	(193,418)	(193,418)	(801,809)	(801,809)
Number of non-vested shares, ending balance (in shares)	3,775,693	3,775,693	2,756,594	2,756,594
Weighted average fair value at grant date, non-vested shares, beginning balance | £ / shares	£ 25.71		£ 24.34
Weighted average fair value at grant date, non-vested shares, awarded | £ / shares	27.77		28.22
Weighted average fair value at grant date, non-vested shares, forfeited | £ / shares	28.27		27.33
Weighted average fair value at grant date, non-vested shares, failed performance conditions | £ / shares	13.55		24.68
Weighted average fair value at grant date, non-vested shares, vested | £ / shares	23.86		24.52
Weighted average fair value at grant date, non-vested shares, ending balance | £ / shares	£ 27.93		£ 25.71
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	83,477	83,477	924,836	924,836
Number of vested awards settled in cash during the year (including dividend shares applied on vesting) (in shares)	7,168	7,168	111,446	111,446
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | £ / shares	£ 50.76		£ 51.12
Weighted average share price, vested awards settled in cash during the year (including dividend shares applied on vesting) | £ / shares	£ 50.62		£ 51.70
– Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	1,368,779	1,368,779	1,011,192	1,011,192
Number of non-vested shares, awarded (in shares)	1,202,284	1,202,284	579,982	579,982
Number of non-vested shares, forfeited (in shares)	(89,521)	(89,521)	(35,737)	(35,737)
Number of non-vested shares, failed performance conditions (in shares)	(88,804)	(88,804)	(11,058)	(11,058)
Number of non-vested shares, vested (in shares)	(12,958)	(12,958)	(175,600)	(175,600)
Number of non-vested shares, ending balance (in shares)	2,379,780	2,379,780	1,368,779	1,368,779
Weighted average fair value at grant date, non-vested shares, beginning balance | $ / shares		$ 59.97		$ 54.74
Weighted average fair value at grant date, non-vested shares, awarded | $ / shares		68.09		67.34
Weighted average fair value at grant date, non-vested shares, forfeited | $ / shares		69.81		60.05
Weighted average fair value at grant date, non-vested shares, failed performance conditions | $ / shares		33.56		54.55
Weighted average fair value at grant date, non-vested shares, vested | $ / shares		33.56		54.55
Weighted average fair value at grant date, non-vested shares, ending balance | $ / shares		$ 64.83		$ 59.97
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	13,321	13,321	143,996	143,996
Number of vested awards settled in cash during the year (including dividend shares applied on vesting) (in shares)	3,672	3,672	83,388	83,388
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | $ / shares		$ 119.66		$ 124.24
Weighted average share price, vested awards settled in cash during the year (including dividend shares applied on vesting) | $ / shares		$ 120.09		$ 124.36